PowerShares Exchange-Traded Fund Trust II

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

October 17, 2013

BY EDGAR

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Ladies and Gentlemen:

PowerShares Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

On behalf of PowerShares Exchange-Traded Fund Trust II, we are transmitting for electronic filing under the Securities Act of 1933, as amended, and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing XBRL interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus, dated March 1, 2013, relating to the PowerShares DWA Developed Markets Technical Leaders Portfolio, the PowerShares DWA Emerging Markets Technical Leaders Portfolio, and the PowerShares DWA SmallCap Technical Leaders™ Portfolio, as supplemented September 25, 2013, and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended.

The purpose of this filing is to submit the data in eXtensible Business Reporting Language format for the PowerShares DWA Developed Markets Technical Leaders Portfolio, the PowerShares DWA Emerging Markets Technical Leaders Portfolio, and the PowerShares DWA SmallCap Technical Leaders™ Portfolio.

Very truly yours,

POWERSHARES EXCHANGE-TRADED FUND TRUST II

/s/ Anna Paglia
Anna Paglia
Secretary